Debt - Summary of Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, Fiscal Year Maturity [Abstract]
Total debt	$ 1,921,283	$ 1,923,972	$ 2,262,572
Credit Suisse | First Lien Term Loan | Secured Debt
Long-term Debt, Fiscal Year Maturity [Abstract]
2019		19,900
2020		19,900
2021		19,900
2022		19,900
2023		19,900
Thereafter		1,870,600
Total debt		$ 1,970,100